LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Disclosure of detailed information about borrowings

(US $ millions)	Dec 31, 2017	Dec 31, 2016
Principal value
7.7% senior secured notes due February 2017	$—	$200
5.375% senior secured notes due December 2020	240	240
6.25% senior secured notes due April 2023	315	315
	555	755
Less: Unamortized debt issue costs	(7)	(9)
Less: Current portion	—	(200)
	$548	$546
Maturities of long-term debt are as follows:

(US $ millions)	2018	2019	2020	2021	2022	Thereafter	Total
Maturities of long-term debt	$—	$—	$240	$—	$—	$315	$555